Alliance
Municipal
Trust
--North Carolina Portfolio

                             Alliance Capital [LOGO](R)

Annual Report
June 30, 2002

                                                      Alliance Municipal Trust -
LETTER TO SHAREHOLDERS                                  North Carolina Portfolio
================================================================================

August 15, 2002

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust North Carolina Portfolio for the annual reporting period ended June 30, 2002.

While we had been expecting an economic growth of 4% during the second half of the year, we now believe that number will be closer to 3.5%, reflecting the possible impact of a sharp decline in equity prices while the economy is still in the early stages of a recovery. Despite our diminished expectations for economic growth, we remain optimistic. We continue to believe that a combination of very accommodative fiscal and monetary policy, strong underlying growth in liquidity flows and very lean inventory positions suggest that economic growth will still be reasonably good in the second half of the year. While consumption may fall and exports rise, producing a different kind of growth, overall, we expect the economy to expand at a reasonably strong rate in the second half of 2002 and into 2003.

Pessimists contend that since the equity market correction was not limited to the U.S., the impact on the economic recovery also will be global. Clearly, the economic impact of a stock market decline hinges not only on the economy's basic direction, but also on the policies that precede and follow such a decline. The economy is in the early stages of an economic recovery, so it is quite possible that the stock market fall of the past 90 days will take a larger toll on economic activity than either the 1987 or 1998 corrections. Clearly, while another interest rate reduction can not be ruled out if the stock market continues to slide at this rate, U.S. Federal Reserve Chairman Alan Greenspan gave no hint that he and fellow Fed policymakers would further ease monetary policy anytime soon during his recent testimony to Congress.

There is no doubt in our mind that the U.S. economy is in the midst of an uneasy and uncomfortable transition. But this kind of transition has been part of every economic cycle. High levels of consumer spending and housing market gains are not able to sustain an economic recovery indefinitely on their own. In the past, economic recovery has always broadened to include other segments of the economy. Despite all of the risks posed by the stock market's plunge, we continue to believe that the transition to a more balanced and broader domestic and global expansion is underway. The transition may not occur as smoothly, comfortably or neatly as we would like, but we believe it will happen.

We appreciate your investment in the portfolios of Alliance Municipal Trust North Carolina Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/  Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS                               Alliance Municipal Trust -
June 30, 2002                                           North Carolina Portfolio
================================================================================

Principal
  Amount
  (000)      Security(a)                          Yield       Value
--------------------------------------------------------------------------------
             MUNICIPAL
             BONDS-86.3%
             INDIANA-1.4%
             Whiting Industrial,
             Sewer & Solid Waste
             Disposable Revenue IDR
             (Amoco Oil Co. Project)
             Series 96 AMT
$     100    1/01/26 (b) .......................   1.95%  $ 100,000
                                                          ---------
             NORTH
             CAROLINA - 64.5%
             Cary GO
      200    3/01/03 ...........................   1.52     203,593
             City of Durham
             Water & Sewer Revenue
             (Utility Systems Revenue)
             Series 94
      340    12/01/15 (b) ......................   1.30     340,000
             Gaston County Industrial
             Facilities & Pollution
             Control Financing
             Authority
             (Duke Energy Corp.)
             Series 99 AMT
      665    10/01/12 (b) ......................   2.10     665,000
             Johnston County IDA
             (Mebane Packaging Corp.)
             AMT
      319    6/01/03 (b) .......................   1.35     318,848
             North Carolina Capital
             Facilities Finance Agency
             (Wolfpack Club Project)
             Series 02
       45    4/01/12 (b) .......................   1.25      45,000
             North Carolina
             Educational Facilities
             Financial Agency
             (Cardinal Gibbons
             High School)
             Series 99
      270    8/01/14 (b) .......................   1.25     270,000
             North Carolina Medical
             Care Commission Health
             Care Facilities Revenue
             (Cleveland Regional
             Medical Center)
             Series 01
       60    1/01/18 (b) .......................   1.25      60,000
             North Carolina Medical
             Care Commission Health
             Systems Revenue
             (Catholic Health East)
             AMBAC
             Series 98D
      300    11/15/28 (b) ......................   1.29     300,000
             North Carolina Medical
             Care Commission
             Retirement Facilities
             Revenue
             (Aldersgate Project)
             Series 01
      330    1/01/31 (b) .......................   1.30     330,000
             North Carolina Medical
             Care Commission
             Retirement Facilities
             Revenue
             (First Mtg-Brookwood
             Project)
             Series 01C
      340    1/01/07 (b) .......................   1.30     340,000
             North Carolina State GO
             (Public Improvement)
             Series 02E
      340    5/01/21 (b) .......................   1.15     340,000
             Raleigh Durham
             Airport Authority
             (Airport Revenue Bond)
             FGIC Series 02 AMT
      300    11/01/17 (b) ......................   1.15     300,000
             Randolph County
             IDR PCR
             (Wellmark, Inc. Project)
             Series 01 AMT
      320    2/01/16 (b) .......................   1.40     320,000
             University of North
             Carolina Chapel Hill
             (Board of Governors)
             Series 01B
      690    12/01/25 (b) ......................   1.00     690,000
                                                          ---------
                                                          4,522,441
                                                          ---------
             PUERTO RICO-18.3%
             Puerto Rico
             Commonwealth Highway
             & Transportation Authority
             Series 92S Prefunded
      300    7/01/02 ...........................   1.30     304,500

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

Principal
  Amount
  (000)      Security(a)                          Yield       Value
--------------------------------------------------------------------------------
             Puerto Rico Highway
             & Transportation
             Series 98A AMBAC
$     330    7/01/28 (b) .......................   1.10% $  330,000
             Puerto Rico
             Industrial, Medical,
             Higher Education &
             Environmental Authority
             (Ana G. Mendez
             University Systems Project)
             Series 98
      645    10/01/21 (b) ......................   1.15     645,000
                                                         ----------
                                                          1,279,500
                                                         ----------
             TEXAS-2.1%
             Gulf Coast SWR
             (Amoco Oil Co.)
             Series 95 AMT
      150    7/01/27 (b) .......................   1.95     150,000
                                                         ----------
             Total Municipal Bonds
             (amortized cost
             $6,051,941) .......................          6,051,941
                                                         ----------
             COMMERCIAL
             PAPER-13.2%
             MISSISSIPPI-4.7%
             Mississippi Business
             Finance SWR
             (Choctaw Project)
             Series 98 AMT
      330    7/19/02 ...........................   1.40     330,000
                                                         ----------
             NORTH
             CAROLINA-4.2%
             North Carolina Capital
             Facilities Finance Agency
             (Duke University)
             Series A1
      300    8/01/02 ...........................   1.40     300,000
                                                         ----------
             TEXAS-4.3%
             Texas Public Finance
             Authority
             Series B
      300    7/18/02 ...........................   1.30     300,000
                                                         ----------
             Total Commercial Paper
             (amortized cost
             $930,000) .........................            930,000
                                                         ----------
             TOTAL
             INVESTMENTS-99.5%
             (amortized cost
             $6,981,941) .......................          6,981,941
             Other assets less
             liabilities - 0.5% ................             32,914
                                                         ----------
             NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             7,014,855 shares
             outstanding) ......................         $7,014,855
                                                         ==========

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC - American Municipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     FGIC  - Financial Guaranty Insurance Company
     GO    - General Obligation
     IDA   - Industrial Development Authority
     IDR   - Industrial Development Revenue
     PCR   - Pollution Control Revenue
     SWR   - Solid Waste Revenue

     See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Year Ended June 30, 2002                                North Carolina Portfolio
================================================================================

INVESTMENT INCOME
   Interest ...............................................................                        $   123,421
EXPENSES
   Advisory fee (Note B) ..................................................      $    34,020
   Distribution assistance and administrative service (Note C) ............          121,320
   Custodian fees .........................................................           44,494
   Offering expenses ......................................................           29,737
   Audit and legal fees ...................................................           26,586
   Transfer agency (Note B) ...............................................           19,410
   Printing ...............................................................           17,589
   Trustees' fees .........................................................            1,800
   Registration fees ......................................................              155
   Miscellaneous ..........................................................            2,736
                                                                                 -----------
   Total expenses .........................................................          297,847
   Less: expenses waived and reimbursed by Adviser (see Notes B and C) ....         (229,807)
                                                                                 -----------
   Net expenses ...........................................................                             68,040
                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................................                        $    55,381
                                                                                                   ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                 Year Ended     May 7, 2001 (a)
                                                                                June 30, 2002   to June 30, 2001
                                                                                =============   ================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................      $    55,381       $    20,543
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income ..................................................          (55,381)          (20,543)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..................................................          898,591         6,116,264
                                                                                 -----------       -----------
   Total increase .........................................................          898,591         6,116,264
NET ASSETS
   Beginning of period ....................................................        6,116,264                -0-
                                                                                 -----------       -----------
   End of period ..........................................................      $ 7,014,855       $ 6,116,264
                                                                                 ===========       ===========

--------------------------------------------------------------------------------

(a)  Commencement of operations.

     See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                         Alliance Municipal Trust -
June 30, 2002                                           North Carolina Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust- Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio (the "Portfolio"). The Portfolio commenced operations on May 7, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Offering Expenses

Offering expenses of $30,400 were deferred and amortized on a straight-line basis through May 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2002, the reimbursement amounted to $130,807.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

services for the Portfolio. Such compensation amount ed to $18,000 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio had no expense offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $17,010. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the year ended June 30, 2002, such payments by the Portfolio amounted to $5,310. The Portfolio may also reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, the Adviser waived such reimbursement amounting to $99,000.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2002, the Portfolio had undistributed tax exempt income of $34,996. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2002, capital paid-in aggregated $6,979,859. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended
                                                      June 30,      May 7, 2001* to
                                                       2002          June 30, 2001
                                                    ===========     ===============
Shares sold ..................................       13,329,154        8,217,288
Shares issued on reinvestments of dividends ..           55,381           20,543
Shares redeemed ..............................      (12,485,944)      (2,121,567)
                                                    -----------       ----------
Net increase .................................          898,591        6,116,264
                                                    ===========       ==========

--------------------------------------------------------------------------------

*    Commencement of operations

                                                      Alliance Municipal Trust -
FINANCIAL HIGHLIGHTS                                    North Carolina Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             Year Ended     May 7, 2001 (a)
                                                               June 30,            to
                                                                2002          June 30, 2001
                                                             ==========     ================
Net asset value, beginning of period ..................      $     1.00        $     1.00
                                                             ----------        ----------
Income From Investment Operations
Net investment income (b) .............................            .008              .003
                                                             ----------        ----------
Less: Dividends
Dividends from net investment income ..................           (.008)            (.003)
                                                             ----------        ----------
Net asset value, end of period ........................      $     1.00        $     1.00
                                                             ==========        ==========
Total Return
Total investment return based on net asset value (c) ..            0.79%             0.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............      $    7,015        $    6,116
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ........            1.00%             1.00%(d)
   Expenses, before waivers and reimbursements ........            4.38%             4.17%(d)
Net investment income (b) .............................             .81%             1.99%(d)

--------------------------------------------------------------------------------

(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

                                                      Alliance Municipal Trust -
REPORT OF INDEPENDENT ACCOUNTANTS                       North Carolina Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - North Carolina Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - North Carolina Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period May 7, 2001 (commencement of operations) through June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


--------------------------------------------------------------------------------

(1)  Members of the Audit Committee.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                  PORTFOLIOS
                                                                                    IN FUND                    OTHER
       NAME, ADDRESS                              PRINCIPAL                         COMPLEX                DIRECTORSHIPS
      AGE OF TRUSTEE                            OCCUPATION(S)                     OVERSEEN BY                 HELD BY
    (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                    TRUSTEE                   TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer and a             114               None
1345 Avenue of the Americas,     Director of ACMC**, with which he has been
New York, NY 10105 (13)          associated since prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice President of     15                He is a director of Fuji
200 East 66th Street,            The Federal Reserve Bank of New York and                               Bank and Trust Co.
New York, NY 10021 (10)          manager for foreign operations for The Federal
                                 Reserve System. He is Executive-In-Residence
                                 at the School of International and Public
                                 Affairs, Columbia University. He is also a
                                 director of Fuji Bank and Trust Co.

Charles H.P. Duell, 64           President of Middleton Place Foundation with         15                Trustee Emeritus of
Middleton Place Foundation,      which he has been associated since prior to                            the National Trust for
4300 Ashley River Road,          1997. He is also a Trustee Emeritus of the                             Historic Preservation
Charleston,                      National Trust for Historic Preservation and                           and Chairman of the
South Carolina 29414 (17)        serves as Chairman of the Board of                                     Board of Architectural
                                 Architectural Review, City of Charleston.                              Review, City of
                                                                                                        Charleston

William H. Foulk, Jr., 69        An Investment Adviser and an Independent             109               None
2 Sound View Drive,              Consultant. He was formerly Senior Manager
Suite 100, Greenwich,            of Barrett Associates, Inc., a registered
CT 06830 (18)                    investment adviser, with which he had been
                                 associated since prior to 1997. He was
                                 formerly Deputy Comptroller of the State of
                                 New York and, prior thereto, Chief Investment
                                 Officer of the New York Bank for Savings.

David K. Storrs, 58              President and Chief Executive Officer of             15                None
65 South Gate Lane,              Alternative Investment Group, LLC (an
Southport, CT 06490 (13)         investment firm). He was formerly President of
                                 The Common Fund (investment management for
                                 educational institutions) with which he had
                                 been associated since prior to 1997.

Shelby White, 63,                An author and financial journalist.                  15                None
One Sutton Place South,
New York, NY 10022 (10)

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

OFFICERS

    NAME, ADDRESS*                     POSITION(S) HELD                                PRINCIPAL OCCUPATION
       AND AGE                            WITH FUND                                    DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57                 Chairman                              See biography above.

Ronald M. Whitehill, 64            President                             Senior Vice President of ACMC** and President and
                                                                         Chief Executive Officer of Alliance Cash
                                                                         Management Services with which he has been
                                                                         associated since prior to 1997.

Kathleen A. Corbet, 42             Senior Vice President                 Executive Vice President of ACMC** with which she
                                                                         has been associated since prior to 1997.

Drew A. Biegel, 51                 Senior Vice President                 Vice President of ACMC** with which he has been
                                                                         associated since prior to 1997.

John R. Bonczek, 42                Senior Vice President                 Senior Vice President of AFD** with which he has
                                                                         been associated since prior to 1997.

Doris T. Ciliberti, 38             Senior Vice President                 Vice President of AFD** with which she has been
                                                                         associated since prior to 1997.

Patricia Ittner, 51                Senior Vice President                 Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

Robert I. Kurzweil, 51             Senior Vice President                 Vice President of AFD** with which he has been
                                                                         associated since prior to 1997.

William E. Oliver, 52              Senior Vice President                 Senior Vice President of ACMC** with which he has
                                                                         been associated since prior to 1997.

Raymond J. Papera, 46              Senior Vice President                 Senior Vice President of ACMC** with which he has
                                                                         been associated since prior to 1997.

Frances M. Dunn, 31                Vice President                        Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

William J. Fagan, 40               Vice President                        Assistant Vice President of AFD** with which he has
                                                                         been associated since prior to 1997.

Linda N. Kelley, 41                Vice President                        Assistant Vice President of AFD** with which she
                                                                         has been associated since prior to 1997.

Joseph LaSpina, 41                 Vice President                        Vice President of AFD** with which he has been
                                                                         associated since prior to 1997.

Eileen M. Murphy, 30               Vice President                        Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

Maria C. Sazon, 36                 Vice President                        Vice President of ACMC** with which she has been
                                                                         associated since prior to 1997.

                                                      Alliance Municipal Trust -
                                                        North Carolina Portfolio
================================================================================

     NAME, ADDRESS*                             POSITION(S) HELD                    PRINCIPAL OCCUPATION
        AND AGE                                    WITH FUND                        DURING PAST 5 YEARS**
---------------------------------------------------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52                  Secretary                     Senior Vice President and the General Counsel of
                                                                         AFD** and AGIS** with which he has been
                                                                         associated since prior to 1997.

Mark D. Gersten, 51                        Treasurer and Chief           Senior Vice President of AGIS** and Vice President
                                           Financial Officer             of AFD** with which he has been associated since
                                                                         prior to 1997.

Thomas R. Manley, 50                       Controller                    Vice President of ACMC** with which he has been
                                                                         associated since prior to 1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


12
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Alliance Municipal Trust - North Carolina Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |1| |2| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNCAR0602